AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.50%
Advertising - 1.88%
Interpublic Group of Cos., Inc.(a)	61,201	$1,642,635

Apparel - 1.04%
Skechers USA, Inc., Class A(b)	14,481	913,462

Banks - 3.04%
HarborOne Bancorp, Inc.(a)	22,242	286,032
Provident Bancorp, Inc.(a)(b)	28,093	361,557
Veritex Holdings, Inc.(a)	58,605	2,013,082
		2,660,671
Biotechnology - 1.63%
CureVac NV(a)(b)	264,525	1,420,499

Capital Market - 0.85%
Bridge Investment Group Holdings, Inc., Class A	77,633	745,277

Commercial Services - 1.57%
Cross Country Healthcare, Inc.(a)(b)	61,075	817,183
Performant Healthcare, Inc.(a)(b)	72,660	554,396
		1,371,579
Computers & Computer Services - 1.44%
Cantaloupe, Inc.(a)(b)	116,100	1,262,007

Construction Materials - 1.44%
American Woodmark Corp.(a)(b)	19,524	1,260,665

Distribution/Wholesale - 1.00%
MRC Global, Inc.(a)(b)	58,029	875,077

Diversified Financial Services - 3.54%
Alpha Group International PLC	33,303	1,879,265
International Money Express, Inc.(a)(b)	83,923	1,216,883
		3,096,148
Electric - 3.89%
Northwestern Energy Group, Inc.(a)	14,162	814,456
TXNM Energy, Inc.	45,684	2,587,542
		3,401,998
Electronics - 2.91%
Spectris PLC	46,476	2,541,574

Entertainment - 0.64%
Soho House & Co., Inc.(b)	63,515	560,838

Food - 2.16%
SpartanNash Co.	70,429	1,887,497

Healthcare - Products - 3.50%
STAAR Surgical Co.(b)	91,198	2,495,177
Zimvie, Inc.(b)	29,807	562,756
		3,057,933

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.50% (Continued)
Insurance - 4.18%
Just Group PLC	626,864	$1,787,738
ProAssurance Corp.(b)	78,560	1,870,514
		3,658,252
Internet - 5.12%
Deliveroo PLC(b)(c)	789,377	1,904,455
Just Eat Takeaway.com NV(b)(c)	108,818	2,569,039
		4,473,494
Machinery - Diversified - 3.71%
Chart Industries, Inc.(b)	16,278	3,245,182

Media - 6.05%
WideOpenWest, Inc.(b)	108,937	554,489
TEGNA, Inc.	123,408	2,616,250
Liberty Broadband Corp., Class C(a)(b)	34,862	2,121,701
		5,292,440
Mining - 3.62%
MAC Copper Ltd.(b)	46,995	570,519
Sandstorm Gold Ltd.(a)	232,749	2,597,479
		3,167,998
Office Furnishings - 1.93%
Steelcase, Inc., Class A(a)	100,656	1,684,981

Pharmaceuticals - 4.32%
Calliditas Therapeutics AB(b)(d)(e)	1	22
Verona Pharma PLC, ADR(b)	30,410	3,220,723
Y-mAbs Therapeutics, Inc.(b)	65,191	557,383
		3,778,128
Real Estate Investment Trusts - 0.43%
City Office REIT, Inc.(a)	53,783	372,716

Retail - 5.00%
GMS, Inc.(b)	39,742	4,368,838

Savings & Loans - 2.95%
Brookline Bancorp, Inc.(a)	84,588	926,239
Pacific Premier Bancorp, Inc.	67,349	1,649,377
		2,575,616
Semiconductors - 1.44%
Alphawave IP Group PLC(b)	512,074	1,259,657

Software - 12.55%
AvidXchange Holdings, Inc.(b)	261,511	2,599,419
CoreCard Corp.(a)(b)	15,528	429,660
Dayforce, Inc.(b)	22,474	1,568,011
Informatica, Inc., Class A(a)(b)	130,500	3,253,365
Meridianlink, Inc.(b)	62,196	1,237,079

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.50% (Continued)
Software - 12.55% (Continued)
Olo, Inc., Class A(b)	183,780	$1,883,745
		10,971,279
Telecommunications - 3.70%
Frontier Communications Parent, Inc.(a)(b)	87,141	3,231,188
GCI Liberty, Inc.(b)(e)	2,728	—
		3,231,188
Transportation - 4.97%
Andlauer Healthcare Group, Inc.	31,894	1,238,045
Norfolk Southern Corp.	11,099	3,107,498
		4,345,543
TOTAL COMMON STOCKS
(Cost $78,258,635)		79,123,172

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.14%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.190	%(f)	3,993,194	$3,993,194
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.343	%(f)	3,993,193	3,993,193
				7,986,387

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,986,387)				7,986,387

Total Investments - 99.64%
(Cost $86,245,022)				87,109,559

Other Assets in Excess of Liabilities - 0.36%(g)				315,954

NET ASSETS - 100.00%				$87,425,513

Portfolio Footnotes

(a)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2025, the aggregate fair market value of those securities was $19,033,930, representing 21.77% of net assets.
(b)	Non-income-producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, these securities had a total value of $4,473,494 or 5.12% of net assets.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22 or 0.0% of net assets.

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Calliditas Therapeutics AB	09/18/2024	$20

Total		$20

(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2025, the total fair market value of these securities was $22, representing 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield as of August 31, 2025.
(g)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (8.29%)
COMMON STOCKS SOLD SHORT - (8.29%)
Banks - (0.59%)
Huntington Bancshares, Inc.	(28,811)	$(513,124)

Biotechnology - (1.26%)
BioNTech SE, ADR	(11,041)	(1,104,100)

Commercial Services - (0.52%)
Euronet Worldwide, Inc.	(4,879)	(454,674)

Construction Materials - (1.46%)
Masterbrand, Inc.	(100,540)	(1,277,863)

Electric - (0.95%)
Black Hills Corp.	(13,879)	(830,103)

Media - (2.50%)
Charter Communications, Inc., Class A	(8,227)	(2,184,927)

Oil & Gas Services - (1.01%)
DNOW, Inc.	(55,063)	(881,008)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,012,577)		$(7,245,799)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Apollo Global Management, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	$—	$—	$12,933	USD	755,060	$12,933
Morgan Stanley & Co./ Upon Termination	Berkshire Hills Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	9,933	USD	925,352	9,933
						$22,866			$22,866

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	$—	$—	$(131,160)	USD	1,528,872	$(131,160)
Morgan Stanley & Co./ Upon Termination	Eastern Bankshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(27,174)	USD	188,852	(27,174)
Morgan Stanley & Co./ Upon Termination	Huntington Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(160,544)	USD	1,358,573	(160,544)
Morgan Stanley & Co./ Upon Termination	HNI Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(42,247)	USD	959,443	(42,247)
Morgan Stanley & Co./ Upon Termination	NB Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(15,250)	USD	167,883	(15,250)
Morgan Stanley & Co./ Upon Termination	Omnicom Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(94,847)	USD	1,540,980	(94,847)
Morgan Stanley & Co./ Upon Termination	Royal Gold, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(220,947)	USD	2,375,609	(220,947)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	05/06/2026	—	—	(53,009)	USD	2,438,288	(53,009)
						$(745,178)			$(745,178)

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	5,178,130	USD	3,767,880	Morgan Stanley & Co.	09/15/2025	$4,930
USD	8,600,721	CAD	11,674,110	Morgan Stanley & Co.	09/15/2025	94,910
EUR	1,532,900	USD	1,786,276	Morgan Stanley & Co.	09/15/2025	8,466
GBP	828,900	USD	1,119,788	Morgan Stanley & Co.	09/15/2025	695
USD	7,128,279	GBP	5,244,700	Morgan Stanley & Co.	09/15/2025	38,635
SEK	16,202,360	USD	1,711,195	Morgan Stanley & Co.	09/15/2025	2,041
USD	1,688,722	SEK	15,826,510	Morgan Stanley & Co.	09/15/2025	15,230
						$164,907

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	4,759,140	USD	3,479,792	Morgan Stanley & Co.	09/15/2025	$(12,260)
EUR	1,663,280	USD	1,952,562	Morgan Stanley & Co.	09/15/2025	(5,169)
USD	6,274,111	EUR	5,383,260	Morgan Stanley & Co.	09/15/2025	(28,691)
GBP	1,372,300	USD	1,857,115	Morgan Stanley & Co.	09/15/2025	(2,077)
USD	3,989,682	GBP	2,959,200	Morgan Stanley & Co.	09/15/2025	(10,484)
USD	39,498	SEK	376,060	Morgan Stanley & Co.	09/15/2025	(267)
						$(58,948)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	75.63%
United Kingdom	14.40%
Netherlands	4.57%
Canada	4.39%
Jersey	0.65%
Sweden	0.00	%(b)
Other Assets in Excess of Liabilities	0.36%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2025 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

EUR - Euro

GBP - British pound

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.88%
Apparel - 7.48%
Hanesbrands, Inc.(a)(b)	18,883	$119,152
Skechers USA, Inc., Class A(a)	3,562	224,691
VF Corp.(b)(c)	9,885	149,560
		493,403
Banks - 3.76%
FineMark Holdings, Inc.(a)(b)	2,977	124,945
Provident Bancorp, Inc.(a)	9,530	122,651
		247,596
Biotechnology - 0.88%
Aura Biosciences, Inc.(a)	8,235	51,551
Clearside Biomedical, Inc.(a)(b)	17,880	6,571
		58,122
Commercial Services - 0.36%
Cross Country Healthcare, Inc.(a)	1,746	23,361

Computers & Computer Services - 8.20%
Cantaloupe, Inc.(a)	5,723	62,209
CyberArk Software Ltd.(a)(b)	659	298,698
WNS Holdings Ltd.(a)(b)	2,387	180,099
		541,006
Electric - 2.05%
TXNM Energy, Inc.	2,387	135,200

Entertainment - 2.89%
Caesars Entertainment, Inc.(a)(b)	2,145	57,421
Penn Entertainment, Inc.(a)(b)(c)	6,590	133,316
		190,737
Food - 2.44%
SpartanNash Co.	3,576	95,837
WK Kellogg Co.	2,831	64,886
		160,723
Healthcare - Products - 4.48%
Pacific Biosciences of California, Inc.(a)(b)	27,455	35,966
STAAR Surgical Co.(a)(b)	5,334	145,938
Zimvie, Inc.(a)(b)	6,005	113,375
		295,279
Insurance - 7.59%
Aspen Insurance Holdings Ltd., Class A(a)	6,744	246,156
ProAssurance Corp.(a)(b)	10,686	254,434
		500,590
Internet - 2.55%
Just Eat Takeaway.com NV(a)(d)	7,124	168,187

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.88% (Continued)
Lodging - 1.54%
Marcus Corp.(b)	6,590	$101,750

Machinery - Diversified - 1.81%
Chart Industries, Inc.(a)(b)	599	119,417

Media - 5.58%
TEGNA, Inc.(b)	13,725	290,970
Warner Bros Discovery, Inc.(a)(c)	6,590	76,708
		367,678
Oil & Gas - 3.46%
EQT Corp.	4,395	227,837

Oil & Gas Services - 1.46%
Schlumberger NV	2,621	96,558

Pharmaceuticals - 2.76%
Bayer AG, ADR	3,681	30,258
Verona Pharma PLC, ADR(a)(c)	1,434	151,875
		182,133
Real Estate - 0.18%
McGrath RentCorp	99	12,027

Retail - 7.00%
Dick's Sporting Goods, Inc.	525	111,720
Foot Locker, Inc.(a)	5,836	145,054
GMS, Inc.(a)	859	94,430
QXO, Inc.(a)	5,490	110,513
		461,717
Savings & Loans - 2.89%
Pacific Premier Bancorp, Inc.(b)	7,791	190,802

Software - 14.71%
AvidXchange Holdings, Inc.(a)	16,779	166,783
CoreWeave, Inc., Class A(a)	275	28,336
Dayforce, Inc.(a)	660	46,048
Informatica, Inc., Class A(a)(b)	3,689	91,967
Meridianlink, Inc.(a)	9,728	193,490
Olo, Inc., Class A(a)	9,553	97,918
Sapiens International Corp. NV	4,551	195,238
Verint Systems, Inc.(a)	7,373	150,336
		970,116
Telecommunications - 1.35%
Frontier Communications Parent, Inc.(a)	2,394	88,769

Transportation - 5.46%
Andlauer Healthcare Group, Inc.	3,562	138,268

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 90.88% (Continued)
Transportation - 5.46% (Continued)
Norfolk Southern Corp.(b)	791	$221,464
		359,732
TOTAL COMMON STOCKS
(Cost $5,833,355)		5,992,740

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.77%
Auto Parts & Equipment - 0.94%
Dana, Inc.	06/15/2028	5.625%	$62,000	$61,965

Commercial Services - 1.43%
Boost Newco Borrower LLC(d)	01/15/2031	7.500%	89,000	94,424

Diversified Financial Services - 1.17%
Nationstar Mortgage Holdings, Inc.(d)	08/15/2028	5.500%	77,000	76,845

Electric - 0.86%
Calpine Corp.(d)	03/15/2028	5.125%	57,000	56,958

Healthcare - Products - 0.85%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	54,000	56,249

Media - 1.48%
DISH Network Corp.(d)	11/15/2027	11.750%	77,000	81,410
TEGNA, Inc.	09/15/2029	5.000%	16,000	16,016
				97,426
Retail - 1.52%
Foundation Building Materials, Inc.(d)	03/01/2029	6.000%	99,000	100,096

Telecommunications - 5.52%
CommScope LLC(d)	12/15/2031	9.500%	95,000	98,248
EchoStar Corp.	11/30/2030	6.750%	65,000	64,127
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	193,000	201,711
				364,086
TOTAL CORPORATE BONDS
(Cost $904,136)				908,049

CONVERTIBLE CORPORATE BONDS - 0.42%
Internet - 0.42%
fuboTV, Inc.	02/15/2026	3.250%	28,000	27,594

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $27,545)				27,594

	Shares	Value
RIGHTS(a) - 0.07%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	2,000	$937

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

	Shares	Value
RIGHTS(a) - 0.07% (Continued)
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	200	$320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	415	1,131
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	639	2,485

TOTAL RIGHTS
(Cost $3,792)		4,873

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(g)
Put Options Purchased - 0.00%(g)
Dana, Inc.	09/2025	$9.00	$8,064	4	$0
Verona Pharma PLC	12/2025	100.00	10,591	1	0

TOTAL PURCHASED OPTIONS
(Cost $598)					0

Total Investments - 105.14%
(Cost $6,769,426)					6,933,256

Liabilities in Excess of Other Assets - (5.14)%(h)					(338,870)

NET ASSETS - 100.00%					$6,594,386

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2025, the aggregate fair market value of those securities was $1,243,134, representing 18.85% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, these securities had a total value of $934,128 or 14.17% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,873 or 0.07% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Total		$3,792

(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2025, the total fair market value of these securities was $4,873, representing 0.07% of net assets.
(h)	Includes cash held as collateral for short sales.

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Penn Entertainment, Inc.
	09/2025	$20.00	$(30,345)	(15)	$(1,380)
	09/2025	19.00	(30,345)	(15)	(2,295)
VF Corp.
	09/2025	15.00	(15,130)	(10)	(780)
	09/2025	14.00	(15,130)	(10)	(1,400)
Warner Bros Discovery, Inc.
	09/2025	12.00	(69,840)	(60)	(1,740)
	09/2025	13.00	(46,560)	(40)	(280)

TOTAL WRITTEN OPTIONS
(Premiums received $7,459)					$(7,875)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Gildan Activewear, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	$—	$—	$756	USD	96,624	$756
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.880%)	10/23/2026	—	—	8,166	USD	57,570	8,166
Morgan Stanley & Co./ Upon Termination	McGrath RentCorp	Paid 1 Month-Federal Rate Plus 50bps (4.880%)	10/23/2026	—	—	777	USD	25,917	777
						$9,699			$9,699

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Commerce Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	$—	$—	$(106)	USD	127,240	$(106)
Morgan Stanley & Co./ Upon Termination	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	(9,883)	USD	150,099	(9,883)
Morgan Stanley & Co./ Upon Termination	NB Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	(4,486)	USD	52,043	(4,486)
Morgan Stanley & Co./ Upon Termination	Palo Alto Networks, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	(9,161)	USD	266,257	(9,161)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/03/2025	—	—	(1,139)	USD	160,696	(1,139)
						$(24,775)			$(24,775)

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	262,130	USD	190,270	Morgan Stanley & Co.	09/15/2025	$719
USD	310,493	CAD	420,990	Morgan Stanley & Co.	09/15/2025	3,757
USD	6,057	EUR	5,160	Morgan Stanley & Co.	09/15/2025	16
						$4,492

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	14,035	CAD	19,450	Morgan Stanley & Co.	09/15/2025	$(137)
USD	147,494	EUR	126,570	Morgan Stanley & Co.	09/15/2025	(695)
						$(832)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	82.93%
Israel	4.53%
Bermuda	3.73%
Cayman Islands	2.96%
Canada	2.95%
Jersey	2.73%
Netherlands	2.55%
United Kingdom	2.30%
Germany	0.46%
Liabilities in Excess of Other Assets	(5.14)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
USD - United States Dollar